Pension and Postretirement Benefits - Schedule of Amounts Recognized in Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Pension obligation, current portion	$ 18,656	[1]	$ 18,578	[1]
Pension obligation, net of current portion	60,222	[1]	104,525	[1]
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, net of current portion	0		0
Pension obligation, current portion	18,656		18,578
Pension obligation, net of current portion	60,222		104,525
Total net pension obligation	$ 78,878		$ 123,103

[1]	See Note 17